UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRMNX Mid-Cap Index Fund –
.
TRMSX Mid-Cap Index Fund–
.
I  Class
TRSZX Mid-Cap Index Fund–
.
Z Class

T. ROWE PRICE Mid-Cap Index Fund
HIGHLIGHTS
Mid-cap U.S. stocks plunged as Russia’s assault on Ukraine, surging commodity prices, elevated inflation, and rising interest rates weighed heavily on the economy and the financial markets during the 12-month period. The Mid-Cap Index Fund slightly underperformed its benchmark, the Russell Select Midcap Index.
Sector performance within the Russell index was mostly negative during the period. The information technology sector was by far the largest detractor and displayed double-digit losses, while the energy sector exhibited very mild gains.
The fund employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the index. As of December 31, 2022, information technology was the fund’s largest sector allocation. The portfolio had very little exposure to the utilities and consumer staples sectors.
The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our job is to replicate the structure of the Russell Select Midcap Index and attempt to track the index’s performance.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Mid-Cap Index Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The

T. ROWE PRICE Mid-Cap Index Fund

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Mid-Cap Index Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization U.S. stocks.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Mid-Cap Index Fund returned -28.63% versus -28.50% for its benchmark, the Russell Select Midcap Index. Fund performance can lag that of the index due to operating and management expenses. (Performance for the I and Z Class shares will vary due to their different fee structures. Past performance cannot guarantee future results .)
As a reminder, the fund
is not available for direct
purchase by members of
the public. All investments
in the fund must be made
by T. Rowe Price or one
of its affiliated investment
advisers on behalf of mutual
funds, 529 plans, or other
institutional client accounts
for which T. Rowe Price or
its affiliate has discretionary
investment authority.
What factors influenced the fund’s performance?
Most sectors within the Russell index produced negative returns during the
12-month period. Mid-cap U.S. stocks plunged in 2022, as Russia’s assault on
Ukraine, surging commodity prices, elevated inflation, and rising interest rates weighed heavily on the economy and the financial markets.
Within our portfolio, information technology (IT) stocks produced steep losses and detracted the most from absolute returns. Software, IT services, and semiconductor companies were among the worst performers in the portfolio, with Atlassian, Snowflake, and Marvell Technology being particularly weak.
Shares of these companies fell with other technology names, as the sector was hit by fears that supply chain issues and inflationary pressures would slow demand. Also, rising interest rates tend to hurt growth stocks by reducing the present value of their future profits. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Mid-Cap Index Fund –
.
1.32% -28.63%
Mid-Cap Index Fund–
.
I  Class 1.31 -28.57
Mid-Cap Index Fund–
.
Z  Class 1.37 -28.47
Russell Select Midcap
Index 1.39 -28.50

T. ROWE PRICE Mid-Cap Index Fund

The consumer discretionary sector also exhibited negative returns, as the specialty retail segment performed the worst. Shares of Carvana, which operates an online retail platform for used cars, traded lower following an earnings report that fell significantly short of expectations. The company is experiencing various headwinds, including pandemic-related labor shortages and severe weather on the supply side as well as slowing demand amid elevated used car prices and rising interest rates. Investors were also discouraged by
Carvana’s withdrawal of forward guidance for the remainder of the year. The automobiles segment also lagged, as Rivian Automotive struggled.
The utilities sector, one of the smallest in the index and the portfolio, exhibited flat returns during the 12-month period but held up better than most other sectors. Utilities stocks, which tend to have above-average dividend yields, often behave like bonds in response to interest rate movements. However, during times of economic uncertainty, investors often favor utilities because their businesses tend to be stable. Within the sector, independent power and renewable electricity producers were the weakest performers, with Brookfield
Renewable being the primary laggard. No utilities segments contributed to results.
Conversely, energy shares advanced for the 12-month period. Energy companies were the top performers in our portfolio, led by Cheniere Energy and Texas Pacific Land, which receives royalties from oil extracted and water resources used by exploration and production companies on its land in the
Permian Basin. Many oil companies reported strong profits during the first quarter of 2022, as several countries were forced to find alternatives to Russian energy exports, resulting in higher oil, gasoline, and natural gas prices.
How is the fund positioned?
The Mid-Cap Index Fund seeks to replicate the structure and performance of its benchmark, the Russell Select Midcap Index. The index, which was created for T. Rowe Price and is administered by the Russell Investment Group, consists of approximately 500 stocks and includes all stocks in the Russell 1000 Index, except for those also included in the S&P 500 Index.
The fund employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the index. Since the portfolio is designed to track its index, it does not have the flexibility to shift assets toward stocks or sectors that are rising or away from those that are declining.

T. ROWE PRICE Mid-Cap Index Fund

At the end of our reporting
period, information
technology was the fund’s
largest sector allocation,
as shown in the Sector
Diversification table on the
left. The industrials and
business services, financials,
consumer discretionary, and
health care sectors were also
significant. The portfolio
had very little exposure to
the utilities and consumer
staples sectors.
What is portfolio
management’s outlook?
Slowing growth, volatile
geopolitics, tightening
global monetary policies,
and elevated inflation have
created a challenging market
environment for investors
throughout 2022. Continued aggressive action by the U.S. Federal Reserve has dampened hopes of softening monetary tightening and accelerated market fears of a U.S. recession. Overseas economic conditions remain challenging, too. Recession risks in Europe have increased as the war in Ukraine has waged on, and there are concerns about China’s growth outlook, even though the country has been taking steps to roll back its zero-COVID policies and reopen its economy.
The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our job is not to determine which stocks or sectors are likely to perform best but, rather, to replicate the structure of the Russell Select Midcap Index to provide broad exposure to mid-
cap stocks and to attempt to track the index’s performance.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/22 12/31/22
Information Technology 24.6% 22.5%
Industrials and Business
Services 13.8 15.4
Financials 14.9 15.1
Consumer Discretionary 10.5 11.6
Health Care 10.9 11.5
Real Estate 7.7 6.6
Materials 4.7 4.6
Communication Services 4.2 4.3
Energy 4.1 3.8
Consumer Staples 2.6 2.8
Utilities 2.1 1.7
Other and Reserves -0.1 0.1
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Mid-Cap Index Fund

RISKS OF INVESTING IN THE MID-CAP INDEX FUND
Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S.
financial markets decline, or because of factors that affect a particular company or industry.
Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the fund invests primarily in securities issued by mid-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by large companies. Medium-sized companies may have less seasoned management, narrower product lines, and less capital reserves and less liquidity than larger companies and are therefore more sensitive to economic, market, and industry changes.
Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund’s performance may lag the performance of actively managed funds.
The returns of the fund are expected to be slightly below the returns of its benchmark index (referred to as “tracking error”) because the fund incurs fees and transaction expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund is unable to fully replicate its benchmark index, which could result from changes in the composition of the index or the timing of purchases and redemptions of fund shares.

T. ROWE PRICE Mid-Cap Index Fund

BENCHMARK INFORMATION
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies.  “Russell
®
” is/are a trademark(s)
of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither
LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. The LSE Group is not responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.

T. ROWE PRICE Mid-Cap Index Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/22
Blackstone 1.5%
Uber Technologies 1.4
Snowflake 1.3
Palo Alto Networks 1.2
Cheniere Energy 1.1
Lululemon Athletica 1.0
Block 1.0
Workday 1.0
Airbnb 0.9
Marvell Technology 0.9
Apollo Global Management 0.9
Alnylam Pharmaceuticals 0.9
KKR 0.8
VMware 0.8
Horizon Therapeutics 0.7
Veeva Systems 0.7
Crowdstrike Holdings 0.6
Insulet 0.6
Trade Desk 0.6
Datadog 0.6
BioMarin Pharmaceutical 0.6
Atlassian 0.5
Markel 0.5
Seagen 0.5
Sun Communities 0.5
Total 21.1%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Mid-Cap Index Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
MID-CAP INDEX FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Mid-Cap Index Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Periods Ended 12/31/22 1 Year 5 Years
Since
Inception
Inception
Date
Mid-Cap Index Fund –
.
-28.63% 5.81% 8.83% 12/9/15
Mid-Cap Index Fund–
.
I  Class -28.57 5.92 8.94 12/9/15
Mid-Cap Index Fund–
.
Z  Class -28.47 – 20.22 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
I and
0.03
Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
Mid-Cap Index Fund 1.43%
Mid-Cap Index Fund–I Class 0.55
Mid-Cap Index Fund–Z Class 0.59
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Mid-Cap Index Fund

Please note that the fund has three share classes: The Investor Class charges no distribution and service (12b-1) fee, the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe
Price Services or accounts maintained by intermediaries through NSCC
®
Networking. If you are
subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Mid-Cap Index Fund

MID-CAP INDEX FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $1,013.20 $1.37
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.84   1.38
I Class
Actual   1,000.00   1,013.10   0.71
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.50   0.71
Z Class
Actual   1,000.00   1,013.70   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.27%, the
2
I Class
was 0.14%, and the
3
Z Class was 0.00%.

T. ROWE PRICE Mid-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 19.55 $ 18.37 $ 13.47 $ 11.00 $ 12.77
Investment activities
Net investment income
(1)(2)
0.16 0.13 0.11 0.14 0.18
Net realized and unrealized gain/
loss (5.74) 1.82 5.43 3.09 (1.19)
Total from investment activities (5.58) 1.95 5.54 3.23 (1.01)
Distributions
Net investment income (0.14) (0.11) (0.11) (0.16) (0.17)
Net realized gain (0.11) (0.66) (0.53) (0.60) (0.59)
Total distributions (0.25) (0.77) (0.64) (0.76) (0.76)
NET ASSET VALUE
End of period $ 13.72 $ 19.55 $ 18.37 $ 13.47 $ 11.00
Ratios/Supplemental Data
Total return
(2)(3)
(28.63)% 10.69% 41.29% 29.50% (8.25)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 2.54% 1.46% 3.14% 3.21% 3.40%
Net expenses after waivers/
payments by Price Associates 0.27% 0.30% 0.31% 0.30% 0.25%
Net investment income 1.00% 0.69% 0.75% 1.09% 1.38%
Portfolio turnover rate 23.4% 34.7% 38.3% 26.6% 32.3%
Net assets, end of period (in
thousands) $166 $237 $8,724 $6,400 $5,227
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 19.60 $ 18.42 $ 13.49 $ 11.00 $ 12.77
Investment activities
Net investment income
(1)(2)
0.18 0.18 0.12 0.16 0.19
Net realized and unrealized gain/
loss (5.76) 1.79 5.45 3.09 (1.19)
Total from investment activities (5.58) 1.97 5.57 3.25 (1.00)
Distributions
Net investment income (0.16) (0.13) (0.11) (0.16) (0.18)
Net realized gain (0.11) (0.66) (0.53) (0.60) (0.59)
Total distributions (0.27) (0.79) (0.64) (0.76) (0.77)
NET ASSET VALUE
End of period $ 13.75 $ 19.60 $ 18.42 $ 13.49 $ 11.00
Ratios/Supplemental Data
Total return
(2)(3)
(28.57)% 10.77% 41.45% 29.69% (8.17)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.44% 0.56% 3.06% 3.10% 3.34%
Net expenses after waivers/
payments by Price Associates 0.14% 0.16% 0.18% 0.17% 0.17%
Net investment income 1.15% 0.86% 0.88% 1.22% 1.45%
Portfolio turnover rate 23.4% 34.7% 38.3% 26.6% 32.3%
Net assets, end of period (in
thousands) $80,256 $90,604 $460 $337 $275
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 19.60 $ 18.41 $ 9.05
Investment activities
Net investment income
(2)(3)
0.21 0.22 0.11
Net realized and unrealized gain/loss (5.77) 1.79 9.89
Total from investment activities (5.56) 2.01 10.00
Distributions
Net investment income (0.18) (0.16) (0.11)
Net realized gain (0.11) (0.66) (0.53)
Total distributions (0.29) (0.82) (0.64)
NET ASSET VALUE
End of period $ 13.75 $ 19.60 $ 18.41
Ratios/Supplemental Data
Total return
(3)(4)
(28.47)% 11.00% 110.74%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.40% 0.60% 3.07%
(5)
Net expenses after waivers/payments by Price Associates 0.00% 0.01% 0.00%
(5)
Net investment income 1.37% 1.09% 1.00%
(5)
Portfolio turnover rate 23.4% 34.7% 38.3%
Net assets, end of period (in thousands) $11,404 $1,132 $204
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Mid-Cap Index Fund
December 31, 2022

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.9%
COMMUNICATION SERVICES 4.3%
Diversified Telecommunication Services 0.2%
Frontier Communications Parent  (1) 6,587 168
168
Entertainment 1.5%
AMC Entertainment Holdings, Class A  (1)(2) 14,040 57
Liberty Media-Liberty Formula One, Class A  (1) 560 30
Liberty Media-Liberty Formula One, Class C  (1) 5,402 323
Madison Square Garden Sports  509 93
Playtika Holding  (1) 2,772 24
ROBLOX, Class A  (1) 12,045 343
Roku  (1) 3,273 133
Spotify Technology  (1) 3,769 297
World Wrestling Entertainment, Class A  1,165 80
1,380
Interactive Media & Services 0.8%
IAC (1) 2,065 92
Pinterest, Class A  (1) 15,676 380
TripAdvisor  (1) 2,737 49
ZoomInfo Technologies  (1) 7,402 223
744
Media 1.8%
Altice USA, Class A  (1) 5,536 25
Cable One  155 110
Liberty Broadband, Class A  (1) 467 35
Liberty Broadband, Class C  (1) 3,210 245
Liberty Media-Liberty SiriusXM, Class A  (1) 2,035 80
Liberty Media-Liberty SiriusXM, Class C  (1) 4,162 163
New York Times, Class A  4,358 141
Nexstar Media Group, Class A  974 171
Sirius XM Holdings  18,922 111
Trade Desk, Class A  (1) 11,812 530
1,611
Total Communication Services 3,903
CONSUMER DISCRETIONARY 11.6%
Auto Components 0.5%
Gentex  6,319 172
Lear  1,584 196
QuantumScape  (1)(2) 6,980 40
408

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Automobiles 0.7%
Harley-Davidson  3,617 150
Lucid Group  (1)(2) 14,282 98
Rivian Automotive, Class A  (1) 13,994 258
Thor Industries  (2) 1,389 105
611
Diversified Consumer Services 0.8%
ADT (2) 5,726 52
Bright Horizons Family Solutions  (1) 1,541 97
Grand Canyon Education  (1) 832 88
H&R Block  4,191 153
Mister Car Wash  (1) 2,197 20
Service Corp International  4,026 279
689
Hotels, Restaurants & Leisure 3.1%
Airbnb, Class A  (1) 10,111 864
Aramark  6,242 258
Boyd Gaming  2,064 113
Choice Hotels International  884 100
Churchill Downs  960 203
DraftKings, Class A  (1)(2) 9,487 108
Hyatt Hotels, Class A  (1) 1,276 115
Marriott Vacations Worldwide  1,007 136
Penn Entertainment  (1) 4,168 124
Planet Fitness, Class A  (1) 2,244 177
Six Flags Entertainment  (1) 1,991 46
Travel + Leisure  2,174 79
Vail Resorts  1,083 258
Wendy's  4,582 104
Wyndham Hotels & Resorts  2,342 167
2,852
Household Durables 0.6%
Leggett & Platt  3,587 116
Tempur Sealy International  4,515 155
Toll Brothers  2,849 142
TopBuild  (1) 856 134
547
Internet & Direct Marketing Retail 0.4%
DoorDash, Class A  (1) 6,729 328
Wayfair, Class A  (1) 2,116 70
398
Leisure Products 0.7%
Brunswick  1,945 140

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Mattel  (1) 9,452 169
Peloton Interactive, Class A  (1) 8,271 66
Polaris  1,491 150
YETI Holdings  (1) 2,330 96
621
Multiline Retail 0.4%
Kohl's  3,147 79
Macy's  7,245 150
Nordstrom  (2) 3,065 50
Ollie's Bargain Outlet Holdings  (1) 1,691 79
358
Specialty Retail 2.2%
AutoNation (1) 912 98
Burlington Stores  (1) 1,773 359
Carvana  (1)(2) 2,785 13
Dick's Sporting Goods  1,436 173
Five Below  (1) 1,470 260
Floor & Decor Holdings, Class A  (1) 2,781 194
GameStop, Class A  (1)(2) 7,217 133
Gap  (2) 5,204 59
Leslie's  (1)(2) 4,337 53
Lithia Motors  730 149
Penske Automotive Group  705 81
Petco Health & Wellness  (1)(2) 2,172 21
RH  (1)(2) 511 136
Victoria's Secret  (1) 2,178 78
Williams-Sonoma  1,782 205
2,012
Textiles, Apparel & Luxury Goods 2.2%
Capri Holdings  (1) 3,378 194
Carter's  1,002 75
Columbia Sportswear  976 85
Deckers Outdoor  (1) 709 283
Hanesbrands  9,522 61
Lululemon Athletica  (1) 3,007 963
PVH  1,762 124
Skechers USA, Class A  (1) 3,597 151
Under Armour, Class A  (1) 5,168 53
Under Armour, Class C  (1) 5,287 47
2,036
Total Consumer Discretionary 10,532

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 2.8%
Beverages 0.1%
Boston Beer, Class A  (1) 256 84
84
Food & Staples Retailing 1.2%
Albertsons, Class A  4,549 94
BJ's Wholesale Club Holdings  (1) 3,609 239
Casey's General Stores  999 224
Grocery Outlet Holding  (1) 2,365 69
Performance Food Group  (1) 4,094 239
U.S. Foods Holding  (1) 5,427 185
1,050
Food Products 1.3%
Bunge  3,724 372
Darling Ingredients  (1) 4,308 270
Flowers Foods  5,039 145
Freshpet  (1) 1,220 64
Ingredion  1,760 172
Pilgrim's Pride  (1) 1,259 30
Post Holdings  (1) 1,471 133
Seaboard  7 26
1,212
Household Products 0.1%
Reynolds Consumer Products  1,493 45
Spectrum Brands Holdings  1,085 66
111
Personal Products 0.1%
Coty, Class A  (1) 9,437 81
Olaplex Holdings  (1) 3,284 17
98
Total Consumer Staples 2,555
ENERGY 3.8%
Energy Equipment & Services 0.2%
NOV  10,528 220
220
Oil, Gas & Consumable Fuels 3.6%
Antero Midstream  9,086 98
Antero Resources  (1) 7,636 237
Cheniere Energy  6,703 1,005
Chesapeake Energy  3,261 308
DT Midstream  2,606 144
Enviva  (2) 842 44

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
HF Sinclair  3,628 188
New Fortress Energy  (2) 1,500 64
Ovintiv  6,700 340
PDC Energy  2,359 150
Range Resources  6,332 158
Southwestern Energy  (1) 29,591 173
Texas Pacific Land  154 361
3,270
Total Energy 3,490
FINANCIALS 15.1%
Banks 3.3%
Bank of Hawaii  1,059 82
Bank OZK  3,000 120
BOK Financial  787 82
Commerce Bancshares  3,062 208
Cullen/Frost Bankers  1,571 210
East West Bancorp  3,809 251
First Citizens BancShares, Class A  295 224
First Hawaiian  3,457 90
First Horizon  14,245 349
FNB  9,361 122
PacWest Bancorp  3,117 72
Pinnacle Financial Partners  2,014 148
Popular  1,928 128
Prosperity Bancshares  2,354 171
Synovus Financial  3,863 145
Umpqua Holdings  5,804 104
Webster Financial  4,654 220
Western Alliance Bancorp  2,843 169
Wintrust Financial  1,607 136
3,031
Capital Markets 5.4%
Affiliated Managers Group  1,008 160
Ares Management, Class A  4,130 283
Blackstone  18,864 1,399
Blue Owl Capital  (2) 11,155 118
Carlyle Group  5,568 166
Coinbase Global, Class A  (1) 4,294 152
Evercore, Class A  980 107
Interactive Brokers Group, Class A  2,498 181
Janus Henderson Group  3,680 86
Jefferies Financial Group  5,388 185
KKR  15,401 715
Lazard, Class A  2,244 78

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
LPL Financial Holdings  2,142 463
Morningstar  668 145
Robinhood Markets, Class A  (1) 15,106 123
SEI Investments  2,765 161
Stifel Financial  2,773 162
Tradeweb Markets, Class A  2,896 188
Virtu Financial, Class A  2,568 52
4,924
Consumer Finance 0.7%
Ally Financial  8,028 196
Credit Acceptance  (1)(2) 180 85
OneMain Holdings  3,084 103
SLM  6,704 111
SoFi Technologies  (1) 21,646 100
Upstart Holdings  (1)(2) 1,868 25
620
Diversified Financial Services 1.4%
Apollo Global Management  13,021 831
Corebridge Financial  2,164 43
Equitable Holdings  9,924 285
Voya Financial  2,614 161
1,320
Insurance 3.3%
American Financial Group  1,812 249
Assured Guaranty  1,572 98
Axis Capital Holdings  2,090 113
Brighthouse Financial  (1) 1,870 96
CNA Financial  731 31
Erie Indemnity, Class A  675 168
F&G Annuities & Life  (1) 551 11
Fidelity National Financial  6,995 263
First American Financial  2,713 142
Hanover Insurance Group  952 129
Kemper  1,718 84
Markel  (1) 359 473
Old Republic International  7,508 181
Primerica  985 140
Reinsurance Group of America  1,799 255
RenaissanceRe Holdings  1,157 213
Ryan Specialty Holdings  (1) 2,224 92
Unum Group  5,330 219
White Mountains Insurance Group  67 95
3,052

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Mortgage Real Estate Investment Trusts 0.7%
AGNC Investment, REIT  (2) 15,343 159
Annaly Capital Management, REIT  12,585 265
Rithm Capital, REIT  11,632 95
Starwood Property Trust, REIT  7,852 144
663
Thrifts & Mortgage Finance 0.3%
MGIC Investment  7,925 103
New York Community Bancorp  17,979 155
Rocket, Class A  3,013 21
TFS Financial  1,402 20
UWM Holdings  (2) 3,062 10
309
Total Financials 13,919
HEALTH CARE 11.5%
Biotechnology 4.5%
Alnylam Pharmaceuticals  (1) 3,310 787
BioMarin Pharmaceutical  (1) 4,967 514
Exact Sciences  (1) 4,708 233
Exelixis  (1) 8,502 136
Horizon Therapeutics  (1) 5,960 678
Ionis Pharmaceuticals  (1) 3,798 143
Mirati Therapeutics  (1) 1,195 54
Natera  (1) 2,624 105
Neurocrine Biosciences  (1) 2,551 305
Novavax  (1)(2) 2,215 23
Sarepta Therapeutics  (1) 2,265 294
Seagen  (1) 3,659 470
Ultragenyx Pharmaceutical  (1) 1,810 84
United Therapeutics  (1) 1,200 334
4,160
Health Care Equipment & Supplies 2.1%
Enovis (1) 1,358 73
Envista Holdings  (1) 4,376 147
Globus Medical, Class A  (1) 2,054 153
ICU Medical  (1) 547 86
Insulet  (1) 1,852 545
Integra LifeSciences Holdings  (1) 1,952 109
Masimo  (1) 1,275 189
Novocure  (1) 2,779 204
Penumbra  (1) 958 213
QuidelOrtho  (1) 1,310 112

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Tandem Diabetes Care  (1) 1,732 78
1,909
Health Care Providers & Services 1.3%
Acadia Healthcare  (1) 2,400 197
agilon health  (1)(2) 5,121 83
Amedisys  (1) 870 73
Chemed  392 200
Encompass Health  2,632 157
Enhabit  (1) 1,358 18
Guardant Health  (1)(2) 2,642 72
Oak Street Health  (1) 3,171 68
Premier, Class A  3,163 111
Signify Health, Class A  (1) 2,171 62
Tenet Healthcare  (1) 2,862 140
1,181
Health Care Technology 1.0%
Certara (1) 3,182 51
Definitive Healthcare  (1) 941 10
Doximity, Class A  (1) 3,004 101
Teladoc Health  (1) 4,303 102
Veeva Systems, Class A  (1) 3,750 605
869
Life Sciences Tools & Services 1.6%
10X Genomics, Class A  (1) 2,490 91
Avantor  (1) 16,418 346
Azenta  1,988 116
Bruker  2,884 197
Maravai LifeSciences Holdings, Class A  (1) 3,024 43
QIAGEN  (1) 6,106 304
Repligen  (1) 1,489 252
Sotera Health  (1) 2,745 23
Syneos Health  (1) 2,768 102
1,474
Pharmaceuticals 1.0%
Elanco Animal Health  (1) 11,973 146
Jazz Pharmaceuticals  (1) 1,657 264
Perrigo  3,609 123
Royalty Pharma, Class A  10,011 396
929
Total Health Care 10,522
INDUSTRIALS & BUSINESS SERVICES 15.4%
Aerospace & Defense 1.6%
Axon Enterprise  (1) 1,819 302

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
BWX Technologies  2,455 142
Curtiss-Wright  1,032 172
HEICO  1,208 186
HEICO, Class A  2,126 255
Hexcel  2,256 133
Mercury Systems  (1) 1,342 60
Spirit AeroSystems Holdings, Class A  2,794 83
Woodward  1,582 153
1,486
Air Freight & Logistics 0.1%
GXO Logistics  (1) 2,846 122
122
Airlines 0.1%
Copa Holdings, Class A  (1) 781 65
JetBlue Airways  (1) 8,758 57
122
Building Products 1.8%
Advanced Drainage Systems  1,723 141
Armstrong World Industries  1,217 84
AZEK  (1) 3,031 62
Builders FirstSource  (1) 3,916 254
Carlisle  1,385 326
Fortune Brands Innovations  3,473 198
Hayward Holdings  (1)(2) 1,944 18
Lennox International  860 206
Masterbrand  (1) 3,524 27
Owens Corning  2,512 214
Trex  (1) 2,955 125
1,655
Commercial Services & Supplies 0.9%
Clean Harbors  (1) 1,371 156
Driven Brands Holdings  (1) 1,677 46
IAA  (1) 3,599 144
MSA Safety  992 143
Stericycle  (1) 2,458 123
Tetra Tech  1,413 205
817
Construction & Engineering 1.1%
AECOM  3,546 301
MasTec  (1) 1,636 140
MDU Resources  5,431 165
Valmont Industries  564 186

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
WillScot Mobile Mini Holdings  (1) 5,476 247
1,039
Electrical Equipment 1.7%
Acuity Brands  862 143
ChargePoint Holdings  (1)(2) 6,768 65
Hubbell  1,442 338
nVent Electric  4,442 171
Plug Power  (1)(2) 13,968 173
Regal Rexnord  1,779 213
Sensata Technologies Holding  4,059 164
Sunrun  (1) 5,587 134
Vertiv Holdings  8,157 111
1,512
Machinery 2.6%
AGCO  1,672 232
Allison Transmission Holdings  2,539 106
Crane Holdings  1,262 127
Donaldson  3,323 196
Esab  1,380 65
Flowserve  3,499 107
Gates Industrial  (1) 3,003 34
Graco  4,519 304
ITT  2,246 182
Lincoln Electric Holdings  1,507 218
Middleby  (1) 1,438 192
Oshkosh  1,764 156
Timken  1,645 116
Toro  2,809 318
2,353
Marine 0.1%
Kirby (1) 1,600 103
103
Professional Services 1.8%
Booz Allen Hamilton Holding  3,534 369
CACI International, Class A  (1) 622 187
Clarivate  (1) 12,685 106
Dun & Bradstreet Holdings  6,809 83
FTI Consulting  (1) 905 144
KBR  3,666 194
ManpowerGroup  1,351 112
Science Applications International  1,478 164
TransUnion  5,181 294
1,653

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Road & Rail 2.6%
Avis Budget Group  (1) 689 113
Hertz Global Holdings  (1)(2) 5,122 79
Knight-Swift Transportation Holdings  4,201 220
Landstar System  958 156
Lyft, Class A  (1) 8,532 94
RXO  (1) 2,813 48
Ryder System  1,303 109
Schneider National, Class B  1,445 34
Uber Technologies  (1) 51,719 1,279
U-Haul Holding  2,180 120
U-Haul Holding  235 14
XPO  (1) 2,751 92
2,358
Trading Companies & Distributors 1.0%
Air Lease  2,786 107
Core & Main, Class A  (1) 1,973 38
MSC Industrial Direct, Class A  1,239 101
SiteOne Landscape Supply  (1) 1,196 141
Univar Solutions  (1) 4,317 137
Watsco  886 221
WESCO International  (1) 1,200 150
895
Total Industrials & Business Services 14,115
INFORMATION TECHNOLOGY 22.5%
Communications Equipment 0.4%
Ciena (1) 3,964 202
Lumentum Holdings  (1) 1,841 96
Ubiquiti  (2) 110 30
Viasat  (1) 1,958 62
390
Electronic Equipment, Instruments & Components 1.5%
Arrow Electronics  (1) 1,648 172
Avnet  2,465 103
Cognex  4,680 221
Coherent  (1) 3,201 112
IPG Photonics  (1) 889 84
Jabil  3,539 241
Littelfuse  650 143
National Instruments  3,515 130
TD SYNNEX  1,149 109
Vontier  4,226 82
1,397

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
IT Services 6.2%
Affirm Holdings  (1)(2) 5,837 57
Amdocs  3,253 296
Block, Class A  (1) 14,439 907
Cloudflare, Class A  (1) 7,615 344
Concentrix  1,143 152
Euronet Worldwide  (1) 1,274 120
Genpact  4,862 225
Globant  (1) 1,097 185
GoDaddy, Class A  (1) 4,213 315
Kyndryl Holdings  (1) 5,493 61
MongoDB  (1) 1,785 351
Okta  (1) 4,073 278
Shift4 Payments, Class A  (1) 1,370 77
Snowflake, Class A  (1) 8,260 1,186
SS&C Technologies Holdings  5,940 309
Thoughtworks Holding  (1) 2,301 24
Toast, Class A  (1) 6,837 123
Twilio, Class A  (1) 4,686 229
Western Union  10,345 143
WEX  (1) 1,168 191
Wix.com  (1) 1,481 114
5,687
Semiconductors & Semiconductor Equipment 2.3%
Allegro MicroSystems  (1) 1,785 54
Cirrus Logic  (1) 1,473 110
Entegris  3,997 262
GLOBALFOUNDRIES  (1)(2) 1,704 92
Lattice Semiconductor  (1) 3,654 237
Marvell Technology  22,853 846
MKS Instruments  1,540 130
Universal Display  1,165 126
Wolfspeed  (1)(2) 3,316 229
2,086
Software 11.6%
Alteryx, Class A  (1) 1,613 82
AppLovin, Class A  (1)(2) 5,972 63
Aspen Technology  (1) 725 149
Atlassian, Class A  (1) 3,870 498
Bentley Systems, Class B  4,534 168
Bill.com Holdings  (1) 2,663 290
Black Knight  (1) 4,162 257
CCC Intelligent Solutions Holdings  (1) 4,627 40
Confluent, Class A  (1) 3,328 74

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Coupa Software  (1) 2,024 160
Crowdstrike Holdings, Class A  (1) 5,660 596
Datadog, Class A  (1) 7,147 525
DocuSign  (1) 5,320 295
Dolby Laboratories, Class A  1,646 116
DoubleVerify Holdings  (1) 2,016 44
Dropbox, Class A  (1) 7,214 161
Dynatrace  (1) 5,358 205
Elastic  (1) 2,087 108
Fair Isaac  (1) 654 391
Five9  (1) 1,882 128
Guidewire Software  (1) 2,204 138
HubSpot  (1) 1,247 361
Informatica, Class A  (1) 1,006 16
Jamf Holding  (1) 1,792 38
Manhattan Associates  (1) 1,671 203
nCino  (1) 1,909 50
NCR  (1) 3,404 80
New Relic  (1) 1,430 81
Nutanix, Class A  (1) 6,175 161
Palantir Technologies, Class A  (1) 49,536 318
Palo Alto Networks  (1) 7,920 1,105
Paycor HCM  (1) 1,481 36
Paylocity Holding  (1) 1,067 207
Pegasystems  1,142 39
Procore Technologies  (1) 1,905 90
RingCentral, Class A  (1) 2,308 82
SentinelOne, Class A  (1) 5,111 75
Smartsheet, Class A  (1) 3,411 134
Splunk  (1) 4,380 377
Teradata  (1) 2,766 93
UiPath, Class A  (1) 10,133 129
Unity Software  (1) 6,673 191
VMware, Class A  (1) 5,693 699
Workday, Class A  (1) 5,378 900
Zoom Video Communications, Class A  (1) 6,798 461
Zscaler  (1) 2,272 254
10,668
Technology Hardware, Storage & Peripherals 0.5%
Dell Technologies, Class C  6,804 274
Pure Storage, Class A  (1) 7,567 202
476
Total Information Technology 20,704

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS 4.6%
Chemicals 1.7%
Ashland  1,362 146
Axalta Coating Systems  (1) 5,937 151
Chemours  4,052 124
Element Solutions  6,059 110
Ginkgo Bioworks Holdings  (1) 24,120 41
Huntsman  4,905 135
NewMarket  156 49
Olin  3,394 180
RPM International  3,435 335
Scotts Miracle-Gro  1,104 54
Valvoline  4,745 155
Westlake  892 91
1,571
Construction Materials 0.1%
Eagle Materials  982 130
130
Containers & Packaging 1.2%
AptarGroup  1,762 194
Ardagh Metal Packaging  4,129 20
Berry Global Group  3,373 204
Crown Holdings  3,100 255
Graphic Packaging Holding  8,226 183
Silgan Holdings  2,260 117
Sonoco Products  2,614 158
1,131
Metals & Mining 1.5%
Alcoa  4,762 217
Cleveland-Cliffs  (1) 13,747 221
MP Materials  (1) 2,433 59
Reliance Steel & Aluminum  1,572 318
Royal Gold  1,762 199
Southern Copper  2,296 139
SSR Mining  5,603 88
United States Steel  6,241 156
1,397
Paper & Forest Products 0.1%
Louisiana-Pacific  1,933 114
114
Total Materials 4,343

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE 6.6%
Equity Real Estate Investment Trusts 6.1%
American Homes 4 Rent, Class A, REIT  8,289 250
Americold Realty Trust, REIT  7,230 205
Apartment Income REIT, REIT  4,046 139
Brixmor Property Group, REIT  8,022 182
Cousins Properties, REIT  4,058 103
CubeSmart, REIT  6,019 242
Douglas Emmett, REIT  4,532 71
EastGroup Properties, REIT  1,105 164
EPR Properties, REIT  1,983 75
Equity LifeStyle Properties, REIT  4,782 309
First Industrial Realty Trust, REIT  3,537 171
Gaming & Leisure Properties, REIT  6,573 342
Healthcare Realty Trust, REIT  10,213 197
Highwoods Properties, REIT  2,782 78
Hudson Pacific Properties, REIT  3,812 37
JBG SMITH Properties, REIT  2,920 55
Kilroy Realty, REIT  3,117 120
Lamar Advertising, Class A, REIT  2,328 220
Life Storage, REIT  2,265 223
Medical Properties Trust, REIT  (2) 15,972 178
National Retail Properties, REIT  4,795 219
National Storage Affiliates Trust, REIT  2,299 83
Omega Healthcare Investors, REIT  6,320 177
Park Hotels & Resorts, REIT  5,976 70
Rayonier, REIT  3,916 129
Rexford Industrial Realty, REIT  4,945 270
SL Green Realty, REIT  (2) 1,747 59
Spirit Realty Capital, REIT  3,735 149
STORE Capital, REIT  6,841 219
Sun Communities, REIT  3,274 468
WP Carey, REIT  5,549 434
5,638
Real Estate Management & Development 0.5%
Howard Hughes  (1) 994 76
Jones Lang LaSalle  (1) 1,285 205
Opendoor Technologies, Class A  (1)(2) 13,592 16
WeWork, Class A  (1)(2) 6,145 9
Zillow Group, Class A  (1) 1,505 47
Zillow Group, Class C  (1) 4,243 136
489
Total Real Estate 6,127

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES 1.7%
Electric Utilities 0.6%
Avangrid  1,898 82
Hawaiian Electric Industries  2,931 123
IDACORP  1,354 146
OGE Energy  5,371 212
563
Gas Utilities 0.4%
National Fuel Gas  2,353 149
UGI  5,638 209
358
Independent Power & Renewable Electricity Producers 0.4%
Brookfield Renewable, Class A  3,431 95
Vistra  10,578 245
340
Water Utilities 0.3%
Essential Utilities  6,231 297
297
Total Utilities 1,558
Total Common Stocks (Cost $115,276) 91,768
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.30%  (3)(4) 34,382 34
Total Short-Term Investments (Cost $34) 34

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 2.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 2.2%
Money Market Funds 2.2%
T. Rowe Price Government Reserve Fund, 4.30%  (3)(4) 1,981,433 1,981
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 1,981
Total Securities Lending Collateral (Cost $1,981) 1,981
Total Investments in Securities
102.1% of Net Assets
(Cost $117,291) $ 93,783
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at December 31, 2022.
(3) Seven-day yield
(4) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.30% $ — $ — $ 2++
Totals $ —# $ — $ 2+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Government
Reserve Fund, 4.30% $ 1,337  ¤   ¤ $ 2,015
Total $ 2,015^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,015.

T. ROWE PRICE Mid-Cap Index Fund
December 31, 2022
Statement of Assets and Liabilities
34
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $117,291) $ 93,783
Dividends receivable 115
Due from affiliates 47
Receivable for shares sold 46
Other assets 14
Total assets 94,005
Liabilities
Obligation to return securities lending collateral 1,981
Payable for investment securities purchased 107
Investment management fees payable 7
Payable for shares redeemed 7
Other liabilities 77
Total liabilities 2,179
NET ASSETS $ 91,826
Net Assets Consist of:
Total distributable earnings (loss) $ (28,451)
Paid-in capital applicable to 6,678,133 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 120,277
NET ASSETS $ 91,826
NET ASSET VALUE PER SHARE
Investor Class
($166,384 / 12,131 shares outstanding) $ 13.72
I Class
($80,255,623 / 5,836,712 shares outstanding) $ 13.75
Z Class
($11,403,867 / 829,290 shares outstanding) $ 13.75

T. ROWE PRICE Mid-Cap Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1) $ 1,138
Securities lending 53
Total income 1,191
Expenses
Investment management 83
Shareholder servicing
I Class 40
Prospectus and shareholder reports
Investor Class $ 4
I Class 4 8
Custody and accounting 229
Legal and audit 28
Registration 3
Miscellaneous 14
Waived / paid by Price Associates (289)
Total expenses 116
Net investment income 1,075
Realized and Unrealized Gain / Loss –
Net realized loss on securities (4,253)
Change in net unrealized gain / loss on securities (27,806)
Net realized and unrealized gain / loss (32,059)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (30,984)

T. ROWE PRICE Mid-Cap Index Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,075 $ 600
Net realized gain (loss) (4,253) 1,834
Change in net unrealized gain / loss (27,806) 1,014
Increase (decrease) in net assets from operations (30,984) 3,448
Distributions to shareholders
Net earnings
Investor Class (3) (9)
I Class (1,497) (3,438)
Z Class (220) (41)
Decrease in net assets from distributions (1,720) (3,488)
Capital share transactions
*
Shares sold
I Class 21,828 90,944
Z Class 15,122 1,213
Distributions reinvested
I Class 1,497 3,438
Z Class 220 32
Shares redeemed
Investor Class – (9,100)
I Class (3,471) (3,628)
Z Class (2,639) (274)
Increase in net assets from capital share transactions 32,557 82,625

T. ROWE PRICE Mid-Cap Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Net Assets
Increase (decrease) during period (147) 82,585
Beginning of period 91,973 9,388
End of period $ 91,826 $ 91,973
*Share information (000s)
Shares sold
I Class 1,335 4,595
Z Class 932 58
Distributions reinvested
I Class 104 180
Z Class 15 2
Shares redeemed
Investor Class – (463)
I Class (225) (177)
Z Class (176) (13)
Increase in shares outstanding 1,985 4,182

T. ROWE PRICE Mid-Cap Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment
Company Act of 1940 (the 1940 Act). The Mid-Cap Index Fund (the fund) is an open-
end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified.
The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization U.S. stocks. The fund is available for investment only by mutual funds, college savings plans, and other institutional client accounts managed by
T. Rowe Price Associates, Inc., or its affiliates and is not available for direct purchase by members of the public. The fund has three classes of shares: the Mid-Cap Index Fund
(Investor Class), the Mid-Cap Index Fund–I Class (I Class) and the Mid-Cap Index
Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the
Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates

T. ROWE PRICE Mid-Cap Index Fund

and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from
REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal

T. ROWE PRICE Mid-Cap Index Fund

years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those

T. ROWE PRICE Mid-Cap Index Fund

for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Mid-Cap Index Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On December 31, 2022, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2022, the value of loaned securities was
$1,917,000; the value of cash collateral and related investments was $1,981,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $53,768,000 and $21,675,000, respectively, for the year ended
December 31, 2022.

T. ROWE PRICE Mid-Cap Index Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 1,588 $ 2,022
Long-term capital gain 132 1,466
Total distributions $ 1,720 $ 3,488

T. ROWE PRICE Mid-Cap Index Fund

At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards
($000s)
Cost of investments $ 120,211
Unrealized appreciation $ 5,974
Unrealized depreciation (32,403)
Net unrealized appreciation (depreciation) $ (26,429)
($000s)
Undistributed ordinary income $ 63
Net unrealized appreciation (depreciation) (26,429)
Loss carryforwards and deferrals (2,085)
Total distributable earnings (loss) $ (28,451)

T. ROWE PRICE Mid-Cap Index Fund

are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group).  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Mid-Cap Index Fund

The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2022 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $734,000 remain subject to repayment by the fund at December 31, 2022.
Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
December 31, 2022, expenses incurred pursuant to these service agreements were
$102,000 for Price Associates and less than $1,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.27% 0.05% 0.00%
Expense limitation date 04/30/24 04/30/24 N/A
(Waived)/repaid during the period ($000s) $(4) $(253) $(32)

T. ROWE PRICE Mid-Cap Index Fund

savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2022, the fund was charged $40,000 for shareholder servicing costs related to the college savings plans, of which $2,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At December 31, 2022,
approximately 95% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2022, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 12,131 shares of the Investor Class, representing 100% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Mid-Cap Index Fund

NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Mid-Cap Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Index Trust, Inc. and Shareholders of
T. Rowe Price Mid-Cap Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Mid-Cap Index Fund (one of the funds constituting T. Rowe Price Index Trust, Inc., referred to hereafter as the "Fund") as of
December 31, 2022, the related statement of operations for the year ended December 31,
2022, the statement of changes in net assets for each of the two years in the period ended
December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Mid-Cap Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 21, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Mid-Cap Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$562,000 from short-term capital gains
$132,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $794,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $747,000 of the fund's income qualifies for the dividends-
received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends,
$85,000 of the fund's income qualifies as qualified real estate investment trust (REIT)
dividends.

T. ROWE PRICE Mid-Cap Index Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Mid-Cap Index Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Mid-Cap Index Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Mid-Cap Index Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Mid-Cap Index Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Mid-Cap Index Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With Index Trust Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Mid-Cap Index Fund

Name (Year of Birth)
Position Held With Index Trust Principal Occupation(s)
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Michael K. Sewell (1982)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Neil Smith (1972)
President
Vice President, Price Hong Kong, Price Japan, Price
Singapore, T. Rowe Price Group, Inc., and Price
International
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582718
F32-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$21,734	$21,172
Audit-Related Fees	-	-
Tax Fees	-	1,540
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 21, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 21, 2023